Dec. 29, 2017
Investment Quality Bond Portfolio
Investment Quality Bond Portfolio

THE SARATOGA ADVANTAGE TRUST

Investment Quality Bond Portfolio

Class A Shares	(Ticker: SQBAX)

Supplement dated December 29, 2017 to the Prospectus
dated December 29, 2017 (the “Prospectus”)

of the Saratoga Advantage Trust

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

This Supplement updates and supersedes any contrary information contained in the Prospectus and any supplements thereto with respect to the Saratoga Investment Quality Bond Portfolio (the “Portfolio”).

The Board of Trustees of The Saratoga Advantage Trust approved changes to the Portfolio’s 80% investment policy. The change, which is described below, will become effective on or about March 5, 2018 (the “Effective Date”).

Changes to the Portfolio’s Principal Investment Strategies

On the Effective Date, the following non-fundamental investment policy will be eliminated:

The Portfolio will normally invest at least 80% of its total assets in investment grade fixed-income securities, mortgage pass-through securities or non-rated securities considered by the Adviser to be of comparable quality.

Accordingly, on the Effective Date, the Portfolio’s new policy will be:

The Portfolio will normally invest at least 80% of its total assets in Underlying Funds which invest in investment grade fixed-income securities, mortgage pass-through securities or non-rated securities considered by an Underlying Fund’s adviser to of comparable quality.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST

Investment Quality Bond Portfolio

Class C Shares	(Ticker: SQBCX )

Supplement dated December 29, 2017 to the Prospectus
dated December 29, 2017 (the “Prospectus”)

of the Saratoga Advantage Trust

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

This Supplement updates and supersedes any contrary information contained in the Prospectus and any supplements thereto with respect to the Saratoga Investment Quality Bond Portfolio (the “Portfolio”).

The Board of Trustees of The Saratoga Advantage Trust approved changes to the Portfolio’s 80% investment policy. The change, which is described below, will become effective on or about March 5, 2018 (the “Effective Date”).

Changes to the Portfolio’s Principal Investment Strategies

On the Effective Date, the following non-fundamental investment policy will be eliminated:

The Portfolio will normally invest at least 80% of its total assets in investment grade fixed-income securities, mortgage pass-through securities or non-rated securities considered by the Adviser to be of comparable quality.

Accordingly, on the Effective Date, the Portfolio’s new policy will be:

The Portfolio will normally invest at least 80% of its total assets in Underlying Funds which invest in investment grade fixed-income securities, mortgage pass-through securities or non-rated securities considered by an Underlying Fund’s adviser to of comparable quality.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST

Investment Quality Bond Portfolio

Class I Shares	(Ticker: SIBPX )

Supplement dated December 29, 2017 to the Prospectus
dated December 29, 2017 (the “Prospectus”)

of the Saratoga Advantage Trust

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

This Supplement updates and supersedes any contrary information contained in the Prospectus and any supplements thereto with respect to the Saratoga Investment Quality Bond Portfolio (the “Portfolio”).

The Board of Trustees of The Saratoga Advantage Trust approved changes to the Portfolio’s 80% investment policy. The change, which is described below, will become effective on or about March 5, 2018 (the “Effective Date”).

Changes to the Portfolio’s Principal Investment Strategies

On the Effective Date, the following non-fundamental investment policy will be eliminated:

The Portfolio will normally invest at least 80% of its total assets in investment grade fixed-income securities, mortgage pass-through securities or non-rated securities considered by the Adviser to be of comparable quality.

Accordingly, on the Effective Date, the Portfolio’s new policy will be:

The Portfolio will normally invest at least 80% of its total assets in Underlying Funds which invest in investment grade fixed-income securities, mortgage pass-through securities or non-rated securities considered by an Underlying Fund’s adviser to of comparable quality.

Please retain this supplement for future reference.